CALVERT BALANCED FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 59.4%
Aerospace & Defense - 1.5%
CAE, Inc.	212,600	5,716,197
Hexcel Corp.	78,700	6,365,256
		12,081,453

Banks - 3.2%
Bank of America Corp.	376,800	10,927,200
JPMorgan Chase & Co.	80,600	9,011,080
PNC Financial Services Group, Inc. (The)	39,000	5,353,920
		25,292,200

Beverages - 1.3%
PepsiCo, Inc.	76,696	10,057,146

Biotechnology - 0.5%
Gilead Sciences, Inc.	58,789	3,971,785

Capital Markets - 1.1%
S&P Global, Inc.	26,000	5,922,540
Tradeweb Markets, Inc., Class A	57,725	2,528,932
		8,451,472

Chemicals - 0.9%
Ecolab, Inc.	35,100	6,930,144

Commercial Services & Supplies - 1.2%
Waste Management, Inc.	80,125	9,244,021

Consumer Finance - 0.8%
American Express Co.	50,000	6,172,000

Containers & Packaging - 1.3%
Ball Corp.	151,409	10,597,116

Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (1)	49,190	5,756,214

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	175,908	10,049,624

Electrical Equipment - 1.7%
AMETEK, Inc.	94,600	8,593,464
Emerson Electric Co.	72,200	4,817,184
		13,410,648

Energy Equipment & Services - 1.4%
Core Laboratories NV	49,900	2,608,772
National Oilwell Varco, Inc.	164,702	3,661,326
TechnipFMC plc	176,310	4,573,481
		10,843,579

Entertainment - 1.2%
Walt Disney Co. (The)	66,614	9,301,979

Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	42,500	8,689,125
AvalonBay Communities, Inc.	38,899	7,903,499
		16,592,624

Food & Staples Retailing - 0.6%
Performance Food Group Co. (1)	116,752	4,673,583

Food Products - 1.1%
Mondelez International, Inc., Class A	163,870	8,832,593

Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (1)	146,200	6,283,676
Danaher Corp.	72,900	10,418,868
		16,702,544

Health Care Providers & Services - 1.2%
Anthem, Inc.	32,700	9,228,267

Household Products - 1.4%
Procter & Gamble Co. (The)	103,300	11,326,845

Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	99,200	4,786,400

Insurance - 2.7%
American International Group, Inc.	121,200	6,457,536
Assurant, Inc.	44,500	4,733,910
First American Financial Corp.	83,543	4,486,259
Progressive Corp. (The)	74,400	5,946,792
		21,624,497

Interactive Media & Services - 3.3%
Alphabet, Inc., Class C (1)	14,812	16,010,439
IAC/InterActiveCorp (1)	45,100	9,810,603
		25,821,042

Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. (1)	6,666	12,622,938

IT Services - 4.9%
Amdocs Ltd.	79,467	4,934,106
Cognizant Technology Solutions Corp., Class A	113,514	7,195,652
Fidelity National Information Services, Inc.	77,800	9,544,504
GoDaddy, Inc., Class A (1)	31,000	2,174,650
Visa, Inc., Class A	84,300	14,630,265
		38,479,177

Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	28,297	8,310,263

Machinery - 1.3%
Gardner Denver Holdings, Inc. (1)	176,100	6,093,060
Parker-Hannifin Corp.	23,900	4,063,239
		10,156,299

Multi-Utilities - 1.3%
CMS Energy Corp.	86,673	5,019,233
Sempra Energy	38,815	5,334,734
		10,353,967

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	124,600	5,650,610
Catalent, Inc. (1)	69,200	3,751,332
GlaxoSmithKline plc ADR	79,900	3,197,598
Jazz Pharmaceuticals plc (1)	43,700	6,229,872
Merck & Co., Inc.	111,600	9,357,660
		28,187,072

Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	116,600	4,567,222
Texas Instruments, Inc.	61,996	7,114,661
		11,681,883

Software - 4.7%
Adobe, Inc. (1)	18,024	5,310,772
CrowdStrike Holdings, Inc., Class A (1)	17,316	1,182,510
Intuit, Inc.	13,867	3,623,863
Microsoft Corp.	166,251	22,270,984
salesforce.com, Inc. (1)	28,509	4,325,670
		36,713,799

Specialty Retail - 3.1%
Home Depot, Inc. (The)	46,600	9,691,402
Lowe’s Cos., Inc.	95,033	9,589,780
TJX Cos., Inc. (The)	90,000	4,759,200
		24,040,382

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	83,852	16,595,988

Textiles, Apparel & Luxury Goods - 0.8%
Gildan Activewear, Inc.	162,286	6,277,222

Venture Capital - 0.2%
CFBanc Corp. (1)(2)(3)	27,000	330,080
Consensus Orthopedics, Inc. (1)(2)(3)	180,877	181
Kickboard (1)(2)(3)	169,932	2,787
Learn Capital Venture Partners III LP (1)(2)(3)	974,619	1,322,611
MACH Energy (1)(2)(3)	20,536	18,072
Neighborhood Bancorp, Class A (1)(2)(3)	10,000	10,000
		1,683,731

Total Common Stocks (Cost $384,583,762)		466,850,497

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 15.5%

Basic Materials - 0.3%
LG Chem Ltd., 3.25%, 10/15/24 (4)	1,250,000	1,281,395
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	1,185,000	1,244,567
		2,525,962

Communications - 1.0%
AT&T, Inc., 4.90%, 6/15/42	500,000	530,342
Comcast Corp.:
3.032%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (5)	932,000	935,960
3.20%, 7/15/36	990,000	963,322
4.70%, 10/15/48	350,000	410,738
Crown Castle Towers LLC, 3.663%, 5/15/45 (4)	450,000	468,213
NBCUniversal Media LLC, 4.45%, 1/15/43	405,000	444,652
Verizon Communications, Inc.:
3.618%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (5)	483,000	489,611
3.875%, 2/8/29	1,000,000	1,073,007
4.329%, 9/21/28	831,000	919,725
4.862%, 8/21/46	575,000	670,163
5.50%, 3/16/47	675,000	853,612
		7,759,345

Consumer, Cyclical - 1.8%
American Airlines Group, Inc., 5.50%, 10/1/19 (4)	150,000	151,425
American Airlines Pass-Through Trust:
4.40%, 3/22/25	903,684	929,755
5.25%, 7/15/25	501,442	529,748
5.60%, 1/15/22 (4)	793,318	807,875
5.625%, 7/15/22 (4)	202,596	207,712
Azul Investments LLP, 5.875%, 10/26/24 (4)(6)	445,000	439,994
Best Buy Co., Inc., 4.45%, 10/1/28	615,000	650,207
Ford Motor Credit Co. LLC:

2.979%, 8/3/22	2,350,000	2,325,170
3.226%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (5)	320,000	319,183
3.408%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (5)	335,000	330,715
3.484%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (5)	910,000	896,001
3.495%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (5)	600,000	600,797
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	426,149	432,413
Lennar Corp., 4.50%, 11/15/19	870,000	875,438
Nordstrom, Inc., 5.00%, 1/15/44	964,000	900,018
Starbucks Corp., 2.45%, 6/15/26	550,000	544,598
Tapestry, Inc., 4.125%, 7/15/27	1,435,000	1,443,704
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (4)	103,291	106,426
6.00%, 4/23/22 (4)	129,378	131,468
WestJet Airlines Ltd., 3.50%, 6/16/21 (4)	205,000	206,162
Whirlpool Corp., 3.70%, 5/1/25	500,000	514,744
Wyndham Destinations, Inc.:
5.40%, 4/1/24	68,000	71,566
5.75%, 4/1/27	704,000	737,440
		14,152,559

Consumer, Non-cyclical - 1.4%
Amgen, Inc., 4.663%, 6/15/51	895,000	980,716
Becton Dickinson and Co.:
2.404%, 6/5/20	474,000	473,700
2.894%, 6/6/22	474,000	480,218
3.194%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (5)	1,686,000	1,686,277
Conagra Brands, Inc.:
3.092%, (3 mo. USD LIBOR + 0.50%), 10/9/20 (5)	155,000	154,678
3.342%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (5)	258,000	258,054
CVS Health Corp.:
3.125%, 3/9/20	115,000	115,460
3.173%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (5)	88,000	88,417
4.30%, 3/25/28	1,491,000	1,572,751
CVS Pass-Through Trust, 6.036%, 12/10/28	766,418	858,240
Ecolab, Inc., 3.25%, 12/1/27	214,000	222,877
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (4)	500,000	526,043
Kaiser Foundation Hospitals, 3.15%, 5/1/27	874,000	901,517
Kraft Heinz Foods Co., 5.20%, 7/15/45	575,000	603,303
Life Technologies Corp., 6.00%, 3/1/20	500,000	510,653
Massachusetts Institute of Technology, 3.959%, 7/1/38	300,000	330,423
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (4)	103,000	108,364
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	962,000	959,354
		10,831,045

Energy - 0.2%
Oceaneering International, Inc., 4.65%, 11/15/24	349,000	343,765
TerraForm Power Operating LLC:
5.00%, 1/31/28 (4)	1,250,000	1,259,375
6.625%, 6/15/25 (4)	307,000	323,501
		1,926,641

Financial - 6.2%
Ally Financial, Inc., 4.125%, 3/30/20	1,173,000	1,187,275
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (4)	542,000	541,470
Banco Santander S.A.:
3.125%, 2/23/23	629,000	638,255
3.614%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (5)	305,000	304,006
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (4)	720,000	721,714
Bank of America Corp.:
2.972%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (5)	953,000	951,381
3.269%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (5)	287,000	287,449
3.499% to 5/17/21, 5/17/22 (7)	1,489,000	1,518,810
3.55% to 3/5/23, 3/5/24 (7)	1,613,000	1,671,464
3.593% to 7/21/27, 7/21/28 (7)	1,400,000	1,460,225
3.772%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (5)	801,000	811,362
3.824% to 1/20/27, 1/20/28 (7)	2,390,000	2,531,025
3.974% to 2/7/29, 2/7/30 (7)	395,000	423,375
Bank of America NA, 3.335% to 1/25/22, 1/25/23 (7)	2,056,000	2,109,083
Capital One Financial Corp.:
3.033%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (5)	235,000	235,274
3.30%, 10/30/24	419,000	429,909
3.303%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (5)	1,980,000	1,976,235
4.20%, 10/29/25	575,000	604,186
Capital One NA, 2.65%, 8/8/22	610,000	613,242
CBL & Associates LP, 5.25%, 12/1/23 (6)	455,000	329,875
Citigroup, Inc.:
2.65%, 10/26/20	885,000	888,247
2.75%, 4/25/22	730,000	737,289
3.142% to 1/24/22, 1/24/23 (7)	776,000	789,160
3.523%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (5)	300,000	303,310
3.531%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (5)	300,000	301,036
3.841%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (5)	416,000	419,300
3.887% to 1/10/27, 1/10/28 (7)	1,888,000	1,998,166
5.80% to 11/15/19 (7)(8)	280,000	281,050
6.125% to 11/15/20 (7)(8)	140,000	143,899
Citizens Bank NA:
2.25%, 3/2/20	500,000	499,636
2.55%, 5/13/21	400,000	401,021
Citizens Financial Group, Inc., 2.375%, 7/28/21	355,000	354,749
Commonwealth Bank of Australia, 2.50%, 9/18/22 (4)(6)	550,000	553,345
Credit Acceptance Corp.:
6.125%, 2/15/21	573,000	574,074
7.375%, 3/15/23	480,000	499,800
DDR Corp., 3.625%, 2/1/25	517,000	523,240
Digital Realty Trust LP:
3.95%, 7/1/22	750,000	781,664
4.75%, 10/1/25	525,000	575,521
Discover Bank, 4.682% to 8/9/23, 8/9/28 (7)	825,000	855,657
Discover Financial Services, 3.95%, 11/6/24	300,000	315,643
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22 (7)	112,000	112,920

2.905% to 7/24/22, 7/24/23 (7)	975,000	984,609
2.908% to 6/5/22, 6/5/23 (7)	1,253,000	1,267,121
3.581%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (5)	545,000	546,221
3.688%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (5)	424,000	418,422
International Finance Corp., 1.75%, 3/30/20	1,780,000	1,775,390
JPMorgan Chase & Co., 3.797% to 7/23/23, 7/23/24 (7)	1,150,000	1,206,727
Lazard Group LLC, 4.50%, 9/19/28	683,000	727,676
Marsh & McLennan Cos., Inc., 3.519%, (3 mo. USD LIBOR + 1.20%), 12/29/21 (5)	379,000	380,106
Morgan Stanley:
2.80%, 6/16/20	1,470,000	1,477,012
3.981%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (5)	550,000	560,827
4.00%, 7/23/25	725,000	776,729
4.875%, 11/1/22	345,000	369,450
National Australia Bank Ltd., 3.625%, 6/20/23	575,000	601,558
Radian Group, Inc., 4.875%, 3/15/27	140,000	141,225
SBA Tower Trust:
2.877%, 7/15/46 (4)	600,000	601,778
3.722%, 4/9/48 (4)	1,100,000	1,135,337
Synchrony Financial:
3.00%, 8/15/19	68,000	68,011
3.806%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (5)	190,000	190,774
3.95%, 12/1/27	687,000	686,527
4.25%, 8/15/24	346,000	360,571
4.50%, 7/23/25	1,351,000	1,418,664
Synovus Financial Corp.:
3.125%, 11/1/22	311,000	312,785
5.90% to 2/7/24, 2/7/29 (7)	71,000	73,663
Toronto-Dominion Bank (The), 1.85%, 9/11/20	1,000,000	997,115
		48,332,640

Government - 1.3%
Asian Development Bank, 3.125%, 9/26/28	1,160,000	1,260,105
European Bank for Reconstruction & Development, 0.875%, 7/22/19	1,150,000	1,149,118
Inter-American Development Bank, 3.00%, 9/26/22	1,160,000	1,201,670
International Bank for Reconstruction & Development, 3.125%, 11/20/25	2,600,000	2,777,540
International Finance Corp., 2.00%, 10/24/22	3,485,000	3,507,604
		9,896,037

Industrial - 1.0%
Jabil, Inc.:
3.95%, 1/12/28	765,000	752,324
4.70%, 9/15/22	1,239,000	1,296,552
5.625%, 12/15/20	150,000	156,795
Johnson Controls International plc, 4.625%, 7/2/44	450,000	462,172
JSL Europe SA, 7.75%, 7/26/24 (4)	200,000	204,500
Owens Corning:
3.40%, 8/15/26	800,000	779,503
4.30%, 7/15/47	268,000	227,103
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (4)	765,000	779,930
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC, 5.75%, 10/15/20	319,806	321,005

SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (4)	540,000	539,837
3.55%, 4/15/24 (4)	600,000	617,575
Wabtec Corp.:
3.71%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (5)	1,037,000	1,034,383
4.95%, 9/15/28	799,000	857,017
		8,028,696

Technology - 1.5%
Apple, Inc., 3.00%, 6/20/27	1,210,000	1,240,531
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	425,000	432,072
Dell International LLC / EMC Corp., 4.42%, 6/15/21 (4)	1,680,000	1,730,697
DXC Technology Co.:
3.47%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (5)	1,745,000	1,745,025
4.25%, 4/15/24	611,000	640,381
Hewlett Packard Enterprise Co., 3.318%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (5)	590,000	590,104
Marvell Technology Group Ltd., 4.20%, 6/22/23	79,000	82,292
Microchip Technology, Inc., 4.333%, 6/1/23	1,177,000	1,226,362
Microsoft Corp.:
2.40%, 8/8/26	575,000	577,972
4.45%, 11/3/45	505,000	605,761
NXP BV / NXP Funding LLC, 4.625%, 6/15/22 (4)	890,000	934,500
Seagate HDD Cayman:
4.875%, 3/1/24 (6)	480,000	492,822
4.875%, 6/1/27	410,000	411,634
5.75%, 12/1/34	160,000	157,460
Western Digital Corp., 4.75%, 2/15/26 (6)	797,000	783,889
		11,651,502

Utilities - 0.8%
American Water Capital Corp., 2.95%, 9/1/27	750,000	755,393
Avangrid, Inc.:
3.15%, 12/1/24	1,956,000	1,994,870
3.80%, 6/1/29	1,335,000	1,398,977
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	300,000	306,168
MidAmerican Energy Co., 4.25%, 7/15/49	735,000	836,863
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (4)	750,000	756,787
Public Service Co. of Colorado, 3.70%, 6/15/28	548,000	591,245
		6,640,303

Total Corporate Bonds (Cost $118,031,529)		121,744,730

ASSET-BACKED SECURITIES - 8.5%
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (4)	461,117	491,006
American Homes 4 Rent Trust, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (4)	1,197,383	1,254,809
Avant Loans Funding Trust:
Series 2018-A, Class B, 3.95%, 12/15/22 (4)	1,872,000	1,883,889
Series 2018-A, Class C, 4.79%, 5/15/24 (4)	150,000	152,248
Series 2019-A, Class A, 3.48%, 7/15/22 (4)	729,817	732,702

Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class A, 2.46%, 7/20/20 (4)	187,500	187,497
Series 2014-1A, Class C, 3.75%, 7/20/20 (4)	75,000	75,029
Series 2014-2A, Class A, 2.50%, 2/20/21 (4)	4,148,000	4,146,514
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 6/15/28 (4)	1,782,250	1,779,310
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (4)	46,903	46,933
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (4)	940,800	964,114
Conn’s Receivables Funding LLC:
Series 2017-B, Class B, 4.52%, 4/15/21 (4)	392,446	393,347
Series 2018-A, Class A, 3.25%, 1/15/23 (4)	169,568	170,245
Series 2018-A, Class B, 4.65%, 1/15/23 (4)	75,493	76,047
Series 2019-A, Class A, 3.40%, 10/16/23 (4)	550,578	553,492
Series 2019-A, Class B, 4.36%, 10/16/23 (4)	520,000	523,672
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class C, 5.13%, 4/17/23 (4)	93,312	93,530
Series 2017-P2, Class A, 2.61%, 1/15/24 (4)	21,505	21,463
Series 2017-P2, Class B, 3.56%, 1/15/24 (4)	505,000	507,669
Series 2019-P1, Class A, 2.94%, 7/15/26 (4)	430,000	431,497
Credit Acceptance Auto Loan Trust:
Series 2017-1A, Class B, 3.04%, 12/15/25 (4)	1,415,000	1,418,408
Series 2017-2A, Class A, 2.55%, 2/17/26 (4)	3,665,000	3,664,926
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47 (4)	167,450	170,665
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (4)	122,063	121,985
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (4)	308,936	311,215
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (4)	897,450	930,622
Series 2016-1A, Class A2, 6.125%, 7/20/46 (4)	291,750	308,130
Series 2018-1A, Class A2, 4.739%, 4/20/48 (4)	59,400	62,438
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (4)	71,440	71,570
Series 2014-1A, Class B1, 4.406%, 4/19/44 (4)	700,000	732,787
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 2.13%, 5/22/23 (4)	2,662,827	2,658,371
ExteNet LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49 (4)(9)	435,000	435,902
Series 2019-1A, Class B, 4.14%, 7/26/49 (4)(9)	55,000	55,115
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (4)	1,244,600	1,281,907
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (4)	352,800	368,934
Hardee’s Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (4)	550,838	562,703
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (4)	50,000	51,966
Invitation Homes Trust:
Series 2017-SFR2, Class C, 3.844%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (4)(5)	237,000	237,646
Series 2018-SFR2, Class A, 3.294%, (1 mo. USD LIBOR + 0.90%), 6/17/37 (4)(5)	1,912,581	1,911,546
Series 2018-SFR2, Class D, 3.844%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (4)(5)	325,000	322,901
Series 2018-SFR3, Class D, 4.044%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (4)(5)	310,000	310,035
Jack In The Box Funding LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49 (4)(9)	660,000	660,000
Marlette Funding Trust:
Series 2017-1A, Class B, 4.114%, 3/15/24 (4)	198,294	198,824
Series 2017-2A, Class B, 3.19%, 7/15/24 (4)	209,534	209,720
Series 2018-1A, Class A, 2.61%, 3/15/28 (4)	21,069	21,061

Mosaic Solar Loans LLC, Series 2019-1A, Class A, 4.37%, 12/21/43 (4)	921,090	965,467
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 9/15/21 (4)	740,000	739,113
OneMain Financial Issuance Trust:
Series 2015-1A, Class B, 3.85%, 3/18/26 (4)	245,966	246,669
Series 2016-1A, Class B, 4.57%, 2/20/29 (4)	360,000	365,993
Series 2017-1A, Class A1, 2.37%, 9/14/32 (4)	965,000	963,293
Oportun Funding LLC:
Series 2017-A, Class A, 3.23%, 6/8/23 (4)	605,000	604,904
Series 2018-A, Class A, 3.61%, 3/8/24 (4)	1,528,000	1,543,973
Series 2018-B, Class A, 3.91%, 7/8/24 (4)	2,486,000	2,531,460
OSCAR US Funding X, LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22 (4)	430,000	430,164
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48 (4)	1,081,825	1,117,156
Series 2018-1A, Class A2II, 4.666%, 9/5/48 (4)	143,913	151,279
Progress Residential Trust, Series 2015-SFR3, Class E, 5.66%, 11/12/32 (4)	195,000	196,830
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23 (4)	383,347	390,716
Series 2017-2A, Class B, 3.48%, 9/15/23 (4)	66,738	66,835
Series 2017-3A, Class B, 3.36%, 11/15/23 (4)	1,414,165	1,414,590
Series 2018-1A, Class A, 3.11%, 6/17/24 (4)	137,743	137,825
Series 2018-2A, Class A, 3.35%, 10/15/24 (4)	1,214,691	1,219,266
Series 2018-2A, Class B, 3.96%, 10/15/24 (4)	920,000	932,095
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (4)	148,959	148,836
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (4)	1,000,000	1,033,497
Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class B, 2.80%, 10/20/31 (4)	52,374	52,346
SoFi Professional Loan Program LLC:
Series 2014-B, Class A1, 3.654%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (4)(5)	55,665	55,819
Series 2014-B, Class A2, 2.55%, 8/27/29 (4)	136,978	136,734
SolarCity LMC Series I LLC, Series 2013-1, Class A, 4.80%, 11/20/38 (4)	596,138	629,269
SolarCity LMC Series II LLC, Series 2014-1, Class A, 4.59%, 4/20/44 (4)	511,548	522,834
SolarCity LMC Series III LLC:
Series 2014-2, Class A, 4.02%, 7/20/44 (4)	1,596,909	1,610,729
Series 2014-2, Class B, 5.44%, 7/20/44 (4)	1,728,445	1,725,687
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36 (4)	1,743,382	1,764,402
Springleaf Funding Trust, Series 2016-AA, Class A, 2.90%, 11/15/29 (4)	1,346,789	1,348,267
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (4)	169,825	173,733
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (4)	3,109,600	3,240,011
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (4)	514,612	526,409
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (4)	769,348	769,894
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (4)	932,176	931,806
Series 2018-B, Class A, 3.71%, 8/20/21 (4)	1,683,254	1,708,788
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class C, 4.50%, 5/17/32 (4)	173,026	168,955
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	1,895,000	1,889,436
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	1,518,455	1,564,309
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (4)	692,640	712,237
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (4)	600,000	601,170
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (4)	29,159	29,171

Total Asset-Backed Securities (Cost $66,070,314)		66,926,357

U.S. TREASURY OBLIGATIONS - 6.4%
U.S. Treasury Bonds:
3.125%, 5/15/48	2,725,000	3,054,129
3.375%, 11/15/48	6,760,000	7,947,621
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23 (10)	334,305	338,317
0.75%, 7/15/28 (10)	10,354,792	10,794,267
U.S. Treasury Notes:
1.00%, 8/31/19	3,665,000	3,657,267
1.375%, 7/31/19 (6)	1,027,000	1,026,263
1.625%, 8/31/19	6,400,000	6,393,053
2.25%, 3/31/21	9,550,000	9,623,304
2.25%, 4/30/24	5,925,000	6,057,271
2.375%, 5/15/29 (6)	330,000	340,873
2.625%, 12/31/25	333,000	348,603
2.625%, 2/15/29	62,000	65,353
2.75%, 9/15/21	311,000	317,864

Total U.S. Treasury Obligations (Cost $48,486,929)		49,964,185

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 3.3%
Bellemeade Re Ltd.:
Series 2015-1A, Class B1, 8.704%, (1 mo. USD LIBOR + 6.30%), 7/25/25 (4)(5)	150,000	150,570
Series 2015-1A, Class M2, 6.704%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (4)(5)	38,874	38,971
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KW06, Class A2, 3.80%, 6/25/28	1,135,000	1,234,500
Series W5FX, Class AFX, 3.34%, 4/25/28	412,500	432,254
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.654%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (5)	720,000	766,407
Series 2015-HQA2, Class M2, 5.204%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (5)	239,282	243,373
Series 2016-DNA2, Class M2, 4.604%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (5)	121,896	122,518
Series 2017-DNA3, Class M2, 4.904%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (5)	1,190,000	1,217,814
Series 2017-HQA2, Class M2, 5.054%, (1 mo. USD LIBOR + 2.65%), 12/25/29 (5)	435,000	446,557
Series 2018-DNA1, Class M1, 2.854%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (5)	541,172	540,570
Series 2018-DNA2, Class B1, 6.104%, (1 mo. USD LIBOR + 3.70%), 12/25/30 (4)(5)	80,000	81,921
Series 2018-HQA1, Class M2, 4.704%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (5)	320,000	320,717
Series 2019-DNA2, Class M1, 3.204%, (1 mo. USD LIBOR + 0.80%), 3/25/49 (4)(5)	125,000	125,267
Series 2019-DNA2, Class M2, 4.854%, (1 mo. USD LIBOR + 2.45%), 3/25/49 (4)(5)	251,000	255,769
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.878%, 2/25/27 (11)	616,519	634,588
Series 2017-M13, Class A2, 3.037%, 9/25/27 (11)	1,350,000	1,395,142
Series 2018-M4, Class A2, 3.144%, 3/25/28 (11)	1,572,000	1,640,647
Series 2018-M8, Class A2, 3.436%, 6/25/28 (11)	989,231	1,054,485
Series 2018-M13, Class A2, 3.82%, 9/25/30 (11)	3,600,000	3,959,551
Series 2019-M1, Class A2, 3.673%, 9/25/28 (11)	1,700,000	1,845,726
Series 2019-M9, Class A2, 2.937%, 4/25/29 (11)	660,000	681,777
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.654%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (5)	1,026,734	1,142,878

Series 2014-C02, Class 1M2, 5.004%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (5)	1,319,111	1,380,423
Series 2014-C02, Class 2M2, 5.004%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (5)	420,952	435,169
Series 2014-C03, Class 1M2, 5.404%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (5)	843,214	891,026
Series 2014-C03, Class 2M2, 5.304%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (5)	705,808	734,716
Series 2014-C04, Class 1M2, 7.304%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (5)	1,322,363	1,465,012
Series 2016-C06, Class 1M2, 6.654%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (5)	400,000	433,855
Series 2017-C04, Class 2M1, 3.254%, (1 mo. USD LIBOR + 0.85%), 11/25/29 (5)	840,772	844,107
Series 2017-C05, Class 1M1, 2.954%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (5)	171,326	171,989
Series 2017-C06, Class 1M2, 5.054%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (5)	645,000	662,484
Series 2018-C03, Class 1M1, 3.084%, (1 mo. USD LIBOR + 0.68%), 10/25/30 (5)	223,507	223,940
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	549,240	562,287
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (4)(12)	140,000	141,487

Total Collateralized Mortgage-Backed Obligations (Cost $25,242,868)		26,278,497

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 4.644%, (1 mo. USD LIBOR + 2.25%), 7/15/30 (4)(5)	490,000	489,703
CLNS Trust, Series 2017-IKPR, Class B, 3.412%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (4)(5)	1,230,000	1,231,157
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27 (4)	200,000	200,440
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (4)	550,000	544,947
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (4)	225,000	209,216
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.094%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (4)(5)	1,000,000	999,872
Series 2019-BPR, Class A, 3.794%, (1 mo. USD LIBOR + 1.40%), 5/15/36 (4)(5)	1,250,000	1,251,965
Series 2019-BPR, Class B, 4.494%, (1 mo. USD LIBOR + 2.10%), 5/15/36 (4)(5)	475,000	475,899
Series 2019-BPR, Class C, 5.444%, (1 mo. USD LIBOR + 3.05%), 5/15/36 (4)(5)	205,000	205,627
Motel 6 Trust:
Series 2017-MTL6, Class B, 3.584%, (1 mo. USD LIBOR + 1.19%), 8/15/34 (4)(5)	114,494	114,649
Series 2017-MTL6, Class C, 3.798%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (4)(5)	673,754	674,898
Series 2017-MTL6, Class D, 4.548%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (4)(5)	365,501	367,697
Series 2017-MTL6, Class E, 5.648%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (4)(5)	108,329	109,281
RETL Trust:
Series 2019-RVP, Class A, 3.544%, (1 mo. USD LIBOR + 1.15%), 3/15/36 (4)(5)	1,330,163	1,334,238
Series 2019-RVP, Class B, 3.944%, (1 mo. USD LIBOR + 1.55%), 3/15/36 (4)(5)	1,660,000	1,666,220
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.754%, 8/10/31 (4)	850,000	861,537

Total Commercial Mortgage-Backed Securities (Cost $10,734,006)		10,737,346

TAXABLE MUNICIPAL OBLIGATIONS - 0.8%

General Obligations - 0.5%
Los Angeles Unified School District, California, 5.75%, 7/1/34 (13)	800,000	1,022,272
Massachusetts, Green Bonds, 3.277%, 6/1/46	880,000	874,447
New York City, NY, 5.206%, 10/1/31 (13)	1,275,000	1,520,909
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630,000	673,029
		4,090,657

Special Tax Revenue - 0.2%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (13)	400,000	473,996
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (13)	1,000,000	1,248,160
		1,722,156

Water and Sewer - 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	270,000	346,302

Total Taxable Municipal Obligations (Cost $5,822,058)		6,159,115

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (2)(14)	4,266,666	4,211,797
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (2)(3)(15)	393,000	369,027
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (2)(3)(15)	506,000	462,990

Total High Social Impact Investments (Cost $5,165,666)		5,043,814

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Federal National Mortgage Association:
2.65%, 6/1/26	617,060	630,542
2.68%, 7/1/26	650,000	665,567

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,287,700)		1,296,109

SOVEREIGN GOVERNMENT BONDS - 0.1%
Nacional Financiera SNC, 3.375%, 11/5/20 (4)	560,000	562,666

Total Sovereign Government Bonds (Cost $559,715)		562,666

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.4%
Overseas Private Investment Corp.:
3.22%, 9/15/29	847,684	886,671
3.52%, 9/20/32	897,214	959,814
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	305,000	311,597
2.618%, 8/1/23	153,000	155,981
2.668%, 8/1/24	534,000	553,119
2.738%, 8/1/25	534,000	554,469

Total U.S. Government Agencies and Instrumentalities (Cost $3,270,899)		3,421,651

	SHARES	VALUE ($)
PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Consensus Orthopedics, Inc.:
Series A-1 (1)(2)(3)	420,683	5,637

Series B (1)(2)(3)	348,940	4,431
Series C (1)(2)(3)	601,710	8,364
Kickboard:
Series A (1)(2)(3)	1,155,503	228,905
Series A2 (1)(2)(3)	404,973	88,001
LearnZillion, Inc.:
Series A (1)(2)(3)	169,492	91,187
Series A-1 (1)(2)(3)	108,678	66,033
Lumni, Inc. Series B (1)(2)(3)	17,265	124,280
MACH Energy:
Series A (1)(2)(3)	27,977	35,811
Series B (1)(2)(3)	26,575	38,002
Wind Harvest Co., Inc. (1)(2)(3)	8,696	—
		690,651

Total Preferred Stocks (Cost $1,132,578)		690,651

VENTURE CAPITAL LIMITED PARTNERSHIP INTERESTS - 0.1%
Commons Capital LP (1)(2)(3)		27,929
First Analysis Private Equity Fund IV LP (1)(2)(3)		396,703
GEEMF Partners LP (1)(2)(3)(14)		17,810
Global Environment Emerging Markets Fund LP (1)(2)(3)		45,168
Solstice Capital LP (1)(2)(3)		30,575

Total Venture Capital Limited Partnership Interests (Cost $132,194)		518,185

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.0% (16)
Kickboard Bridge Note, 8.00%, 4/6/20 (2)(3)	41,000	32,887

Total Venture Capital Debt Obligations (Cost $41,000)		32,887

CONVERTIBLE BONDS - 0.0% (16)
Technology - 0.0% (16)
Rovi Corp., 0.50%, 3/1/20	255,000	249,275

Total Convertible Bonds (Cost $248,625)		249,275

FLOATING RATE LOANS (17) - 0.8%
Building and Development - 0.1%
DTZ U.S. Borrower, LLC, Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 8/21/25	595,500	594,529

Business Equipment and Services - 0.1%
Change Healthcare Holdings, LLC, Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 3/1/24	512,601	509,291
First Data Corporation, Term Loan, 4.404%, (1 mo. USD LIBOR + 2.00%), 7/8/22	520,929	520,930
		1,030,221

Cable and Satellite Television - 0.1%
UPC Financing Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 1/15/26	399,797	399,712
Ziggo Secured Finance Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 4/15/25	480,000	471,033
		870,745

Cosmetics/Toiletries - 0.0% (16)
Prestige Brands, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 1/26/24	122,529	122,023

Drugs - 0.1%
Jaguar Holding Company II, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 8/18/22	908,175	903,797

Electronics/Electrical - 0.2%
Go Daddy Operating Company, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 2/15/24	120,121	120,260
Infor (US), Inc., Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), 2/1/22	902,367	900,393
MA FinanceCo., LLC, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	37,089	36,440
Seattle Spinco, Inc., Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	250,470	246,087
SolarWinds Holdings, Inc., Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 2/5/24	198,990	198,161
		1,501,341

Equipment Leasing - 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.133%, (1 mo. USD LIBOR + 1.75%), 1/15/25	550,245	550,054

Financial - 0.0% (16)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (2)(3)(18)	385,345	6,078

Industrial Equipment - 0.0% (16)
Rexnord, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/21/24	117,813	117,837

Leisure Goods/Activities/Movies - 0.0% (16)
Bombardier Recreational Products, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 5/23/25	169,148	167,034

Lodging and Casinos - 0.0% (16)
ESH Hospitality, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/30/23	169,150	168,850

Telecommunications - 0.1%
Level 3 Financing, Inc., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 2/22/24	260,000	258,185

Total Floating Rate Loans (Cost $6,682,645)		6,290,694

COMMERCIAL PAPER - 1.2%
AutoZone, Inc., 2.496%, 7/11/19 (4)(19)	670,000	669,542
Avangrid, Inc., 2.538%, 7/17/19 (4)(19)	5,460,000	5,453,933
Enel Finance America, 2.83%, 7/26/19 (4)(19)	1,250,000	1,247,587
Ford Motor Credit Co., LLC, 3.414%, 8/1/19 (4)(19)	1,250,000	1,246,416
Marriott International, Inc., 2.738%, 7/12/19 (4)(19)	837,000	836,312

Total Commercial Paper (Cost $9,453,790)		9,453,790

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	2,352,048	2,352,048

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,352,048)		2,352,048

TOTAL INVESTMENTS (Cost $689,298,326) - 99.1%		778,572,497
Other assets and liabilities, net - 0.9%		6,734,455
NET ASSETS - 100.0%		785,306,952

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) Restricted security. Total market value of restricted securities amounts to $7,975,346, which represents 1.0% of the net assets of the Fund as of June 30, 2019.
(3) For fair value measurement disclosure purposes, security is categorized as Level 3.
(4) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $100,155,822, which represents 12.8% of the net assets of the Fund as of June 30, 2019.

(5) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.
(6) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $3,292,112 and the total market value of the collateral received by the Fund was $3,383,198, comprised of cash of $2,352,048 and U.S. Government and/or agencies securities of $1,031,150.

(7) Security converts to floating rate after the indicated fixed-rate coupon period.
(8) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9) When-issued security.
(10) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(11) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2019.
(12) Step coupon security. The interest rate disclosed is that which is in effect on June 30, 2019.
(13) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(14) Affiliated company.
(15) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2019.

(16) Amount is less than 0.05%.
(17) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.

(18) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(19) Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At June 30, 2019, the aggregate value of these securities is $9,453,790, representing 1.2% of the Fund’s net assets

Abbreviations:
ADR:	American Depositary Receipt
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	80	9/30/19	$17,214,375	$94,867
U.S. 10-Year Treasury Note	3	9/19/19	383,906	6,745
U.S. Long Treasury Bond	14	9/19/19	2,178,313	49,411
U.S. Ultra-Long Treasury Bond	81	9/19/19	14,382,563	447,242
Total Long				$598,265
Short:
U.S. 2-Year Treasury Note	(5)	9/30/19	($1,075,898)	($5,797)
U.S. 5-Year Treasury Note	(18)	9/30/19	(2,126,813)	(26,609)
U.S. Long Treasury Bond	(2)	9/19/19	(311,188)	(8,379)
U.S. Ultra 10-Year Treasury Note	(64)	9/19/19	(8,840,000)	(182,826)
U.S. Ultra-Long Treasury Bond	(1)	9/19/19	(177,563)	(5,534)
Total Short				($229,145)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	4,266,666
CFBanc Corp., Common Stock	3/14/03	270,000
Commons Capital LP	2/15/01-12/27/11	132,194
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV LP	2/25/02-7/6/11	—
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94-12/1/95	—
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	393,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	506,000
Kickboard, Common Stock	5/23/13	—
Kickboard, Series A, Preferred	2/12/13	285,328
Kickboard, Series A2, Preferred	6/19/14	100,000
Kickboard Bridge Note, 8.00%, 4/6/20	9/16/15	41,000
Learn Capital Venture Partners III LP, Common Stock	8/30/16-12/18/18	974,618
LearnZillion, Inc., Series A, Preferred	3/27/12	100,000
LearnZillion, Inc., Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy, Common Stock	10/31/08	889
MACH Energy, Series A, Preferred	5/31/02	11,426
MACH Energy, Series B, Preferred	12/20/05	20,447
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,000
Solstice Capital LP	6/26/01-6/17/08	—
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2019, the Fund used futures contracts to hedge against fluctuations in interest rates and to manage overall duration of the Fund.

At June 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $598,265 and $229,145, respectively.
At June 30, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) and other affiliated companies was $4,229,607, which represents 0.5% of the Fund’s net assets. Transactions in the Notes and other affiliated companies by the Fund for the fiscal year to date ended June 30, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$4,266,666	$—	$—	$4,266,666	$4,211,797	$63,644	$—	$—	$105,771
Venture Capital Limited Partnership Interests
GEEMF Partners LP(1)(2)(3)	—	—	—	—	17,810	—	—	—	(672)
Totals					$4,229,607	$63,644	$—	$—	$105,099

(1) Restricted security.
(2) Non-income producing security.
(3) For fair value measurement disclosure purposes, security is categorized as Level 3.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$465,166,766	(2)	$—	$—	$465,166,766
Common Stocks - Venture Capital	—		—	1,683,731	1,683,731
Corporate Bonds	—		121,744,730	—	121,744,730
Asset-Backed Securities	—		66,926,357	—	66,926,357
U.S. Treasury Obligations	—		49,964,185	—	49,964,185
Collateralized Mortgage-Backed Obligations	—		26,278,497	—	26,278,497
Commercial Mortgage-Backed Securities	—		10,737,346	—	10,737,346
Taxable Municipal Obligations	—		6,159,115	—	6,159,115
High Social Impact Investments	—		4,211,797	832,017	5,043,814
U.S. Government Agency Mortgage-Backed Securities	—		1,296,109	—	1,296,109
Sovereign Government Bonds	—		562,666	—	562,666
U.S. Government Agencies and Instrumentalities	—		3,421,651	—	3,421,651
Preferred Stocks - Venture Capital	—		—	690,651	690,651
Venture Capital Limited Partnership Interests	—		—	518,185	518,185
Venture Capital Debt Obligations	—		—	32,887	32,887
Convertible Bonds	—		249,275	—	249,275
Floating Rate Loans	—		6,284,616	6,078	6,290,694
Commercial Paper	—		9,453,790	—	9,453,790
Short Term Investment of Cash Collateral for Securities Loaned	2,352,048		—	—	2,352,048
Total Investments	$467,518,814		$307,290,134	$3,763,549	$778,572,497
Futures Contracts	$598,265		$—	$—	$598,265
Total	$468,117,079		$307,290,134	$3,763,549	$779,170,762

Liabilities
Futures Contracts	$(229,145)		$—	$—	$(229,145)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture Capital is not included in this category.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.